Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (3,253.0)	$ (44.5)	₨ 3,550.0	₨ 12,409.1
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	773.9	10.6	(2,572.2)	736.4
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	205.9	2.8	0.0	0.1
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,191.1	16.2	585.5	(262.5)
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(3,309.2)	(45.2)	3,465.5	1,045.0
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (2,114.7)	$ (28.9)	₨ 2,071.2	₨ 10,890.1